Tradr 2X Long JOBY Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$24,836,965
TOTAL NET ASSETS — 100.0%	$24,836,965

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Joby Aviation, Inc.	Receive	6.38% (OBFR01* + 275bps)	At Maturity	10/13/2026	$47,981,676	$-	$(11,226,729)
Marex	Joby Aviation, Inc.	Receive	6.63% (OBFR01* + 300bps)	At Maturity	11/14/2026	3,596,380	-	(71,389)
TOTAL EQUITY SWAP CONTRACTS								$(11,298,118)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.